Cost of sales	12 Months Ended
Jun. 30, 2023
Cost of Sales [Abstract]
Cost of sales

Note 26. Cost of sales

	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 31, 2020
Inventories at beginning	—	—	—	—
Inventories incorporated through the business combination	(532,231)	—	—	—
Purchases	(788,751)	—	—	—
Production costs
Payroll and and professional fees	(121,285)	—	—	—
Maintenance, energy and fuel related to fixed assets	(77,495)	—	—	—
Amortization and depreciation	(23,398)	—	—	—
Other production costs	(31,050)	—	—	—
Sub-total Production costs	(253,228)	—	—	—
Foreign currency translation	60,108	—	—	—
Sub-total	(1,514,102)	—	—	—
Inventories as of the end	465,748	—	—	—
Cost of sales	(1,048,354)	—	—	—